SUPPLEMENTARY CASH FLOW INFORMATION	3 Months Ended
Nov. 30, 2019
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

11. SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Period ended	November 30, 2019	November 30, 2018

Amounts receivable, prepaid expenses and other assets	$87	$651
Accounts payable and other liabilities	(218)	(378)
	$(131)	$273